UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment / /; Amendment Number:  _______

      This Amendment (Check only one): / /   is a restatement.
                                       / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/  Mark E. Schwarz  , Dallas, Texas, November 13, 2006
--------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ____________

Form 13F Information Table Entry Total:                  39
                                               ____________

Form 13F Information Table Value Total:        $    542,452
                                               ____________
                                               (thousands)

CERTAIN INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

          1          28-11175                   Mark E. Schwarz

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                                                 FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICA SVC GROUP INC        COM       02364L109      775     59,584  SH            OTHER            1       0          59,584  0

AMERICAN LOCKER GROUP        COM       027284108      115     25,947  SH            OTHER            1       0          25,947  0

ATI TECHNOLOGIES INC         COM       001941103   17,160    800,000  SH            OTHER            1       0         800,000  0

AXIS CAPITAL HOLDINGS        SHS       G0692U109    8,673    250,000  SH            OTHER            1       0         250,000  0

BELL INDS INC                COM       078107109    1,531    511,899  SH            OTHER            1       0         511,899  0

BELO CORP                    COM       080555105   16,229  1,026,500  SH            OTHER            1       0       1,026,500  0
                             SER A

BERKSHIRE HATHAWAY           CL A      084670108   18,202        190  SH            OTHER            1       0             190  0
INC DEL

BERKSHIRE HATHAWAY           CL B      084670207      422        133  SH            OTHER            1       0             133  0
INC DEL

CATALINA MARKETING CORP      COM       148867104   31,694  1,152,500  SH            OTHER            1       0       1,152,500  0

DATASCOPE CORP               COM       238113104      258      7,700  SH            OTHER            1       0           7,700  0






ENCORE HEDCORP               COM       29256E109      315     50,000  SH            OTHER            1       0          50,000  0

ENDURANCE SPECIALTY          SHS       G30397106   10,924    309,800  SH            OTHER            1       0         309,000  0
HLDGS LTD

HALLMARK FINL SVCS           COM       40624Q104  164,315 14,528,224  SH            OTHER            1       0      14,528,224  0
INC EC

INTERMAGNETICS GEN CORP      COM       458771102    7,449    275,362  SH            OTHER            1       0         275,362  0

IPC HLDGS LTD                ORD       G4933P101    8,387    275,720  SH            OTHER            1       0         275,720  0

KINDER MORGAN INC KANS       COM       49455P101    1,726     17,000  SH            OTHER            1       0          17,000  0

LIBERTY MEDIA HLDG CORP      INT       53071M104   27,291  1,339,125  SH            OTHER            1       0       1,339,125  0
                             COM
                             SER A

LIBERTY MEDIA HLDG CORP      CAP       53071M302   22,382    267,825  SH            OTHER            1       0         267,825  0
                             COM
                             SER A

LIPMAN ELECTRONIC            ORD       M6772H101    3,940    139,600  SH            OTHER            1       0         139,600  0
ENGINEERING

MAX RE CAPITAL LTD           SHS       G6052F103    1,721     74,940  SH            OTHER            1       0          74,940  0
HAMILTON

MAVERICK TUBE CORP           COM       577914104   12,650    195,130  SH            OTHER            1       0         195,130  0

M&F WORLDWIDE CORP           COM       552541104    3,213    218,600  SH            OTHER            1       0         218,600  0

MERCER INS GROUP INC         COM       587902107    6,107    235,872  SH            OTHER            1       0         235,872  0

NASHUA CORP                  COM       631226107    7,427  1,062,576  SH            OTHER            1       0       1,062,576  0

PIZZA INN INC NEW            COM       725848105    7,606   3,961,654 SH            OTHER            1       0       3,961,654  0

PLAYBOY ENTERPRISES INC      CL B      728117300    1,858    197,500  SH            OTHER            1       0         197,500  0

RADICA GAMES LTD             ORD       G7342H107    4,575    396,424  SH            OTHER            1       0         396,424  0

REYNOLDS & REYNOLDS CO       CL A      761695105   23,706    600,000  SH            OTHER            1       0         600,000  0

RYAN'S RESTAURANT GROUP INC  COM       783520109    6,850    431,635  SH            OTHER            1       0         431,635  0






SENSIENT TECHNOLOGIES        COM       81725T100    6,869    351,000  SH            OTHER            1       0         351,000  0
CORP

SERVICEMASTER C0             COM       81760N109   35,511  3,167,800  SH            OTHER            1       0       3,167,800  0

SCHOOL SPECIALITY INC.       COM       807863105    1,454     41,200  SH            OTHER            1       0          41,200  0

SL INDS INC                  COM       784413106    4,174    217,349  SH            OTHER            1       0         217,349  0

CRONOS GROUP SA              SHS       L20708100    1,235     95,000  SH            OTHER            1       0          95,000  0

TEXAS REGL BANCSHARES INC    CLA       882673106   17,888    465,225  SH            OTHER            1       0         465,225  0
                             VTG

TYCO INTL LTD NEW            COM       902124106    8,716    311,400  SH            OTHER            1       0         311,400  0

UNIFIRST CORP MASS           COM       904708104    1,434     45,900  SH            OTHER            1       0          45,900  0

UNUMPROVIDENT CORP           COM       91529Y106   33,180  1,711,200  SH            OTHER            1       0       1,711,200  0

WEST CORP                    COM       952355105   14,490    300,000  SH            OTHER            1       0         300,000  0


